Goodwill and Other Intangible Assets, Net - Schedule of Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Goodwill [Abstract]
Balance		$ 4,188	$ 4,895
Changes during 2025
Acquisition during
Impairment of Goodwill (See Note 2j)	$ (700)	(1,200)	(707)
Balance		$ 2,988	$ 4,188	$ 4,895